Advances to suppliers net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Advances to suppliers net
Balance as of beginning of year	$ 0	$ 1,912,362
Addition	14,341,141	0
Reversal	0	(1,860,686)
Translation adjustments	224,743	(51,676)
Balance as of end of year	$ 14,565,884	$ 0